Stock-Based Compensation - Summary of Nucor's Restricted Stock Unit Activity (Detail) (RSU [Member], USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
RSU [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unvested at beginning of year, Shares	1,106	962	1,203
Granted, Shares	789	1,101	490
Vested, Shares	(762)	(915)	(713)
Canceled, Shares	(11)	(42)	(18)
Unvested at end of year, Shares	1,122	1,106	962
Shares reserved for future grants	10,486	11,839	13,695
Unvested at beginning of year, Grant Date Fair Value	$ 40.80	$ 46.09	$ 49.96
Granted, Grant Date Fair Value	$ 44.51	$ 35.76	$ 42.34
Vested, Grant Date Fair Value	$ 42.15	$ 40.36	$ 50.04
Canceled, Grant Date Fair Value	$ 39.08	$ 39.41	$ 46.06
Unvested at end of year, Grant Date Fair Value	$ 42.51	$ 40.80	$ 46.09